Asset Sales, Impairments and Exploration Expenses - Significant Adjustments with Domestic Operations (Detail) $ in Millions		3 Months Ended			12 Months Ended
		Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) a bbl / d Mcfe / d Well	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Asset impairment charges		$ 2,300				$ 15	$ 1,100
Impairment of producing properties and costs of acquired unproved reserves	[1]				$ 0	15	772
Unproved leasehold property impairment, amortization and expiration					54	74	402
Results of Operations, Dry Hole Costs					24	21	3
Investment income, impairment of equity method investment and other					(2)	1	(19)
Disposal Group, Including Discontinued Operation, Assets, Current		178			178	930
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal					349	0	0
Gain (Loss) on Disposition of Proved Property				$ 69
Proceeds from sales of assets					1,019	374	49
Loss on Contract Termination					22
Accretion of discount		23			489	$ 383	225
Appalachian Basin
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved leasehold property impairment, amortization and expiration							317
Accretion of discount					23
Northeast [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal					209
Pennsylvania [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Cost Of Oil And Gas Services					24
Gain (Loss) on Disposition of Proved Property					$ 69
Oil and Gas Property, Deep Rights, Acres Sold During Period | a					46,700
Proceeds from sales of assets					$ 288
Oil and Gas Delivery Commitments and Contracts, Daily Production | Mcfe / d					260
Proved developed wells related to sale | Well					63
Production related to sale | Mcfe / d					50
Post closing adjustment [Member] | Pennsylvania [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Proceeds from sales of assets					$ (17)
Impairment of Equity Method Investment in Appalachian Basin [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Investment income, impairment of equity method investment and other							$ 20
Northeast [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal			$ 209
Long-term Purchase Commitment, Amount					390
San Juan [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Disposal Group, Including Discontinued Operation, Consideration		309			309
Discontinued Operation, Amount of Continuing Cash Flows after Disposal					$ 24
Discontinued Operation, Nature of Activities Having Continuing Involvement after Disposal					13
Significant Acquisitions and Disposals, Description					220
Contract Term					2 years
Disposal Group, Including Discontinued Operation, Assets, Current		40			$ 40
NORTH DAKOTA
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Disposal Group, Including Discontinued Operation, Consideration		185			$ 185
Contract Term					2 years
Oil Gathering | bbl / d					11,000
Natural gas gathering | Mcfe / d					6,500
Water gathering | bbl / d					5,000
Deferred Gain on Sale of Property		33			$ 33
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		70			70
Other Current Liabilities [Member] | NORTH DAKOTA
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Deferred Gain on Sale of Property		4			4
Other Noncurrent Liabilities [Member] | NORTH DAKOTA
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Deferred Gain on Sale of Property		29			29
Commitments [Member] | NORTH DAKOTA
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Disposal Group, Including Discontinued Operation, Consideration		25			25
Commitments [Member] | Other Current Liabilities [Member] | NORTH DAKOTA
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Disposal Group, Including Discontinued Operation, Consideration		3			3
Commitments [Member] | Other Noncurrent Liabilities [Member] | NORTH DAKOTA
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Disposal Group, Including Discontinued Operation, Consideration		22			22
Cash [Member] | Northeast [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Disposal Group, Including Discontinued Operation, Consideration		209			209
Cash [Member] | San Juan [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Disposal Group, Including Discontinued Operation, Consideration		$ 285			$ 285

[1]	Excludes related impairments of unproved leasehold included in exploration expenses.